Equity (Details) - Schedule of movements in common shares (Parentheticals)	12 Months Ended
Mar. 31, 2021 $ / shares
Top of range [member]
Equity (Details) - Schedule of movements in common shares (Parentheticals) [Line Items]
Shares split, maximum	$ 0.1
Bottom of range [member]
Equity (Details) - Schedule of movements in common shares (Parentheticals) [Line Items]
Shares split, minimum	$ 0.01